Acquisitions - Additional Information (Detail) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 31, 2019	Nov. 30, 2018	Sep. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Business Acquisition [Line Items]
Net cash paid at acquisition				$ 83,067,000	$ 80,503,000	$ 40,015,000
Goodwill				319,778,000	270,678,000	250,342,000
Business acquisitions, contingent consideration					4,400,000
II-VI Photonics Segment
Business Acquisition [Line Items]
Goodwill				134,057,000	$ 109,670,000	$ 108,544,000
CoAdna Holdings, Inc.
Business Acquisition [Line Items]
Net cash paid at acquisition			$ 85,000,000.0
Acquisition, inclusive of cash acquired			42,200,000
Goodwill			24,898,000
Business acquisition, transaction costs				1,900,000
Fair value of accounts receivable acquired			5,700,000
Fair value of accounts receivable gross contractual amount			5,700,000
Goodwill deductible for income tax purposes			0
Business acquisition, revenue of acquired entity excluding sales to customers through sales offices				12,400,000
Business acquisition, net loss of acquired entity				600,000
Business acquisition, Inventory acquired			6,189,000
Intangible assets			16,072,000
CoAdna Holdings, Inc. | II-VI Photonics Segment
Business Acquisition [Line Items]
Goodwill			$ 24,900,000
Product Line
Business Acquisition [Line Items]
Net cash paid at acquisition		$ 10,000,000.0
Goodwill		1,200,000
Business acquisition, Inventory acquired		200,000
Business acquisition, equipment acquired		2,300,000
Product Line | Technology-Based Intangible Assets
Business Acquisition [Line Items]
Intangible assets		$ 6,300,000
Redstone Aerospace Corporation
Business Acquisition [Line Items]
Net cash paid at acquisition	$ 27,959,000
Goodwill	21,596,000
Intangible assets	9,100,000
Redstone Aerospace Corporation | Maximum
Business Acquisition [Line Items]
Business acquisitions, contingent consideration	2,000,000.0
Redstone Aerospace Corporation | Technology-Based Intangible Assets
Business Acquisition [Line Items]
Intangible assets				$ 9,100,000
Redstone Aerospace Corporation | II-VI Performance Products Segment
Business Acquisition [Line Items]
Goodwill	$ 21,600,000